ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 1,254	$ 1,337
Non-current, net
Accounts receivable	87	100
Retainer on customer contract	69	55
Billing rights	697	597
Loan receivable from Brookfield Business Partners	1,127	1,140
Total non-current, net	1,980	1,892
Total	$ 3,234	$ 3,229